Events after reporting period	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Events after reporting period
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. Events after reporting period
On July 8, 2022, the Company issued and allotted 40,020,280 ordinary shares of £0.003 in nominal value in the capital of the Company, equivalent to 8,004,056 ADSs, at an exercise price of £0.174 per ordinary share on conversion of loan notes issued as part of the June 2020 private placement transaction. Following this conversion, the Company ha
d
 124,918,284 ADSs outstanding.

On October 18, 2022, the Company announced an updated operating plan, including a targeted reduction in the employee base of up to 40% and a significant reduction in other costs. In connection with the implementation
of the operating plan, the Company estimates that it will incur approximately £0.5 million in expenditure, which are expected to primarily relate to employee severance and other termination benefits. The Company expects to recognize substantially all of this expenditure in the fourth quarter of 2022.